Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	$ 2,200
Income tax expense / (benefit)	1,675	$ 873	$ 1,942
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	672	883	730
Deferred tax expense / (benefit)	296	152	(15)
Income tax expense / (benefit)	968	1,035	715
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	1,498	684	718
Deferred tax expense / (benefit)	(791)	(846)	509
Income tax expense / (benefit)	$ 707	$ (162)	$ 1,227